Expense Example - 21Shares 2x Long HYPE ETF - 21Shares 2x Long HYPE ETF Class	Apr. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 192
Expense Example, with Redemption, 3 Years	$ 594